Derivatives and Hedging Activities (Effect of Derivative Instruments on Consolidated Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatvie (Effective Portion)	$ (8,409)	$ (13,951)	$ (35,538)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	20,107	27,639	34,021
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(39)	(195)	(269)
Interest Rate Contract [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatvie (Effective Portion)	(8,409)	(13,951)	(35,538)
Interest Rate Contract [Member] | Interest Expense [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	20,107	27,639	34,021
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(39)	(195)	(269)
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(66)	(24)	0
Not Designated as Hedging Instrument [Member] | Interest Expense [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ (66)	$ (24)	$ 0